Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Schedule of Transactions with Affiliated Companies

	2009	2010	2011
	Millions of yen
Operating revenues	¥14,929	¥18,767	¥23,145

Operating expenses	¥98,661	¥96,048	¥105,682

Receivables		¥11,668	¥11,839

Payables		¥66,844	¥73,042